Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.98%
Five Years	4.45%
Ten Years	5.07%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.07%
Five Years	4.53%
Ten Years	5.15%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.62%
Five Years	4.97%
Ten Years	4.70%
Inception Date	Sep. 01, 1977
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.71%
Five Years	5.05%
Ten Years	4.78%
Inception Date	Feb. 12, 2001
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.71%
Five Years	3.69%
Ten Years	3.34%
Inception Date	Aug. 31, 1987
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.79%
Five Years	3.77%
Ten Years	3.41%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.69%
Five Years	4.57%
Ten Years	5.04%
Inception Date	Sep. 01, 1977
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.78%
Five Years	4.65%
Ten Years	5.11%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.60%
Five Years	2.70%
Ten Years	2.46%
Inception Date	Sep. 01, 1977
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.68%
Five Years	2.78%
Ten Years	2.54%
Inception Date	Feb. 12, 2001
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.06%
Five Years	1.29%
Ten Years	1.56%
Inception Date	Jun. 10, 1980
Return After Taxes on Distributions | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.98%
Five Years	4.45%
Ten Years	5.07%
Return After Taxes on Distributions | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.62%
Five Years	4.97%
Ten Years	4.70%
Return After Taxes on Distributions | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.71%
Five Years	3.69%
Ten Years	3.34%
Return After Taxes on Distributions | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.69%
Five Years	4.57%
Ten Years	5.02%
Return After Taxes on Distributions | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.60%
Five Years	2.70%
Ten Years	2.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.77%
Five Years	4.47%
Ten Years	5.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.57%
Five Years	4.81%
Ten Years	4.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.19%
Five Years	3.57%
Ten Years	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.50%
Five Years	4.54%
Ten Years	4.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.46%
Five Years	2.64%
Ten Years	2.44%
Tax-Exempt Money Market Funds Average | Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	0.95%
Ten Years	1.10%
Barclays Capital 7 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	6.38%
Ten Years	5.63%
Barclays Capital 7 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	6.38%
Ten Years	5.63%
Barclays Capital Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital 3 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	4.31%
Ten Years	3.65%
Barclays Capital 3 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	4.31%
Ten Years	3.65%
Barclays Capital 3 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	4.31%
Ten Years	3.65%
Barclays Capital 3 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	4.31%
Ten Years	3.65%
Barclays Capital 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Five Years	3.03%
Ten Years	2.64%
Barclays Capital 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Five Years	3.03%
Ten Years	2.64%
Barclays Capital 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.80%
Five Years	5.48%
Ten Years	none
Barclays Capital 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.80%
Five Years	5.48%
Ten Years	none
Barclays Capital 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.18%
Five Years	4.50%
Ten Years	3.87%
Barclays Capital 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.18%
Five Years	4.50%
Ten Years	3.87%
Spliced Intermediate-Term Tax-Exempt Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.80%
Five Years	5.48%
Ten Years	5.14%
Spliced Intermediate-Term Tax-Exempt Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	none
Ten Years	none